SHAREHOLDERS’ DEFICIT	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SHAREHOLDERS’ DEFICIT

NOTE 7:	SHAREHOLDERS’ DEFICIT

a.	The Company’s authorized capital shares consist of 13,266 thousand shares of Ordinary Shares, comprised of: 9,540 thousand Class Ordinary Shares, 816 thousand Class A Ordinary Shares; 1,431 thousand Class A-1 Ordinary Shares; 477 thousand Class A-2 Ordinary Shares; 525 thousand Class A-3 Ordinary Shares ,172 thousand Class A-3A; and 305 thousand Class A-3B Ordinary Shares, of which 7,363 shares were issued and outstanding. Holders of each share class have the right to one vote per share. All share classes have the similar rights attached to them (noting that there are certain shareholders rights which are triggered based on a holding rate ), except that, (i) Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares differ in Original Issue Price (as prescribed in the Company’s Articles of Association and noted below), (ii) while the Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares ,Class A-3 Ordinary Shares Class A-3A Ordinary Shares and Class A-3B Ordinary Shares are entitled to certain conversion ratio adjustments, such adjustment is affected by split or reverse split of such shares (with no special rights provided as down-round protection) and (iii) the appointment of board members is not determined at a general meeting, but rather through a specific mechanism of nomination, as detailed in the Company’s Articles of Association. Subject to the forgoing, each Class of the Company’s Ordinary Shares are treated equally, identically and rateably, on a per share basis, with respect to any dividends or distributions as may be declared and paid from time to time. Upon the liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, holders of Ordinary Shares will be entitled to receive rateably all assets of the Company available for distribution to its shareholders. None of the shares have preferred rights in liquidation preferences or redemption rights. Class A Ordinary Shares, Class A-1 Ordinary Shares, Class A-2 Ordinary Shares, Class A-3 Ordinary Shares, Class A-3A Ordinary Shares and Class A-3B Ordinary Shares will automatically be converted into Ordinary Shares upon completion of an IPO. See also Note 14(f) for changes made to the share capital of the Company after December 31, 2024.

b.	Each of Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares is convertible, at the option of the holder at any time, into the number of Class Ordinary Shares as is determined by dividing the original issue price for such series of shares by the conversion price for such series of shares that is in effect at the time of conversion. The conversion price, adjusted to give effect to the forward stock split described in Note 7(c), for Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares; and Class A-3B Ordinary Shares is. $1.2264, $2.9931, $4.2965 and $6.0462, a price of applicable per share regarding each respective 2022 SAFE, as adjusted, and applicable price per share regarding each respective 2023 SAFE, as adjusted, respectively. The applicable conversion price of each is subject to adjustment upon share splits or combinations, recapitalizations, of the Company’s Class Ordinary Shares, and distribution of bonus shares.

Each of Class A Ordinary Shares; Class A-1 Ordinary Shares; Class A-2 Ordinary Shares; Class A-3 Ordinary Shares; Class A-3A Ordinary Shares and Class A-3B Ordinary Shares will automatically be converted into Class Ordinary Shares, at the then effective conversion price, upon the consummation of an initial public offering or the affirmative consent of the holders of majority of the Class A Ordinary Shares with respect to the Class A Ordinary Shares; (iii) the affirmative consent of the holders of majority of the Class A-1 Ordinary Shares with respect to the Class A-1 Ordinary Shares; (iv) the affirmative consent of the holders of majority of the Class A-2 Ordinary Shares with respect to the Class A-2 Ordinary Shares and (v) the affirmative consent of the holders of majority of the Class A-3 Ordinary Shares, with respect to the Ordinary A-3 Shares (vi) the affirmative consent of the holders of majority of the Class A-3A Ordinary Shares with respect to the Ordinary A-3A Shares; and, (vii) the affirmative consent of the holders of majority of the Class A-3B Ordinary Shares with respect to the Ordinary A-3B Shares.

c.	On August 28, 2024 the shareholders of the Company approved the issuance of Class A-3A Ordinary Shares and Class A-3B Ordinary Shares (see Note 7a and 7b).

d.	Subsequent to the balance sheet date, the shareholders of the Company approved to effect a forward share split at a ratio of 1-for-4.77008, which was effected on August 6, 2025.

All share and per share amounts for Ordinary Shares, Share Options and loss per share amounts have been adjusted to give retroactive effect to the forward share split for all periods presented in these financial statements. Any fractional shares that resulted from the reverse share split have been rounded up to the nearest whole share.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in thousands, except share and per share amounts)

	December 31, 2024*		December 31, 2023*
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares

Class Ordinary Shares	9,540,160	4,770,409	9,540,160	4,770,409
Class A Ordinary Shares	815,684	766,476	815,684	766,476
Class A-1 Ordinary Shares	1,431,024	367,506	1,431,024	367,506
Class A-2 Ordinary Shares	477,008	465,479	477,008	465,479
Class A-3 Ordinary Shares	524,709	519,839	524,709	519,839
Class A-3A Ordinary Shares	171,723	168,112	-	-
Class A-3B Ordinary Shares	305,285	305,085	-	-
	13,265,593	7,362,906	12,788,585	6,889,709

*	After giving effect to the forward share split, see also Note 7(d).